FONAR CORPORATION
110 Marcus Drive
Melville, NY 11747

June 24, 2005

Securities and Exchange Commission
Washington, D.C. 20549

Gentlemen:

Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith the attached Form 10-K/A and 4 exhibits.

Sincerely,



FONAR CORPORATION

/s/ Daniel Culver
Daniel Culver, Manager